General (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 27, 2013	Jun. 30, 2015	Dec. 31, 2014
General [Abstract]
Gross proceeds from public offering of ordinary shares and warrants	$ 6,000,000
Proceeds from public offering of ordinary shares and warrants, net	$ 4,946,000
Proceeds from issuance of warrants		$ 954,660